Pensions and Other Postretirement Benefits (Change in Accumulated Other Comprehensive Loss (Pretax) Relating to Defined Benefit Pension and Other Postretirement Benefits) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Pensions
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	$ 177
New prior service credit	(1)
Amortization of actuarial loss	(150)
Amortization of prior service cost	0
Foreign currency translation adjustments and other	18
Net change	44
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(33)
New prior service credit	(19)
Amortization of actuarial loss	(34)
Amortization of prior service cost	12
Foreign currency translation adjustments and other	0
Net change	$ (74)